Securities Act File No. 333-230327

As filed with the Securities and Exchange Commission on August 7, 2019

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 2	☒

TRANSAMERICA FUNDS

(Exact Name of Registrant as Specified in Charter)

1801 California St., Suite 5200, Denver, Colorado 80202

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (720) 493-4256

Rhonda A. Mills, Esq., 1801 California St., Suite 5200, Denver, Colorado 80202

(Name and Address of Agent for Service)

It is proposed that this filing will become effective on immediately pursuant to Rule 485(b) under the Securities Act of 1933.

No filing fee is required because an indefinite number of shares has previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended

This Post-Effective Amendment consists of the following:

(1)	Facing Sheet of the Registrant Statement.

(2)	Part C to the Registration Statement (including signature page).

Parts A and B are incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 (File No. 333-230327) filed with the Securities and Exchange Commission on June 3, 2019 (SEC Accession No 0001193125-19-164139).

This Post-Effective Amendment is being filed solely for the purpose of filing the final counsel tax opinion as Exhibit 12 to this Registration Statement on Form N-14.

PART C

OTHER INFORMATION

Item 15.	Indemnification

Provisions relating to indemnification of the Registrant’s Trustees and employees are included in Registrant’s Declaration of Trust and Bylaws, which are incorporated herein by reference.

Pursuant to Rule 484, insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16.	Exhibits

List all exhibits filed as part of the Registration Statement.

(1)	Amended and Restated Declaration of Trust, filed previously with Post-Effective Amendment (“PEA”) 212 on December 23, 2015.

(2)	Bylaws, filed previously with PEA 89 on February 28, 2008.

(3)	Not applicable.

(4)	Form of Agreement and Plan of Reorganization (See Exhibit A to the Information Statement/Prospectus).

(5)	See Exhibits 1 and 2.

(6)	Management Agreement between Registrant and Transamerica Asset Management, Inc. (“TAM”), filed previously with PEA 213 on February 25, 2016.

(a)	Amended Schedule A to Management Agreement dated March 1, 2019, filed previously with PEA 269 on February 28, 2019.

(7)	Underwriting Agreement, filed previously with PEA 89 on February 28, 2008.

(a)	Updated Schedule I to Underwriting Agreement dated March 1, 2019, filed previously with PEA 269 on February 28, 2019.

(8)	Amended and Restated Board Members Deferred Compensation Plan dated January 12, 2010, filed previously with PEA 108 on February 26, 2010.

(9)	Custody Agreement between Registrant and State Street Bank and Trust Company dated January 1, 2011, filed previously with PEA 126 on April 29, 2011.

(a)	Amendment to Custody Agreement dated December 17, 2012, filed previously with PEA 170 on February 12, 2013.

(b)	Amended Appendix A-1 (Mutual Funds) of Custody Agreement dated March 1, 2019, filed previously with PEA 269 on February 28, 2019.

(10)	Plan of Distribution under Rule 12b-1

(a)	Amended and Restated Plan of Distribution under Rule 12b-1 dated March 1, 2015, filed previously with PEA 197 on February 27, 2015.

(i) Amended Schedule A to 12b-1 Plan dated March 1, 2019, filed previously with PEA 269 on February 28, 2019.

(b)	Amended and Restated Plan for Multiple Classes of Shares dated February 15, 2019, filed previously with PEA 269 on February 28, 2019.

(i) Amended Schedule A to Multiple Class Plan dated March 1, 2019 filed previously with PEA 269 on February 28, 2019.

(11)	Opinion of counsel as to the legality of the securities being registered, filed previously with the Registration Statement on Form N-14 on June 3, 2019 (File No. 333-230327).

(12)	Opinion of counsel as to tax matters, filed herein.

(13) (a)	Amended and Restated Transfer Agency Agreement between Registrant and Transamerica Fund Services, Inc. (“TFS”) dated March 1, 2018, filed previously with PEA 251 on February 28, 2018.

(b)	Amended and Restated Expense Limitation Agreement between Registrant and TAM, filed previously with PEA 199 on March 30, 2015.

(i) Amendment to Schedule A to Amended and Restated Expense Limitation Agreement filed previously with PEA 269 on February 28, 2019.

(c)	Master Sub-Administration Agreement between Registrant and State Street Bank and Trust Company dated December 17, 2012, filed previously with PEA 170 on February 12, 2013.

(i)	Novation Agreement dated April 7, 2016 on behalf of Master Sub-Administration Agreement, filed previously with PEA 230 on September 29, 2016.

(ii)	Amended Schedule (Mutual Funds) dated March 1, 2019 filed previously with PEA 269 on February 28, 2019.

(14)	Consent of Independent Registered Certified Public Accounting firm, filed previously with the Registration Statement on Form N-14 on June 3, 2019 (File No. 333-230327).

(15)	Not applicable.

(16)	Power of Attorney, filed previously with the Registration Statement on Form N-14 on March 15, 2019 (File No. 333-230327).

(17)	Joint Code of Ethics for Transamerica Funds and Transamerica Asset Management, Inc., filed previously with PEA 269 on February 28, 2019.

All exhibits filed previously are herein incorporated by reference.

Item 17.

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the 1933 Act, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, Transamerica Funds (the “Registrant”) certifies that it meets all of the requirements for effectiveness of this Registration Statement on Form N-14 pursuant to Rule 485(b) of the Securities Act of 1933, and has duly caused this Post-Effective Amendment No. 2 to its Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of Denver, State of Colorado, on the 7th day of August, 2019.

TRANSAMERICA FUNDS

By:	/s/ Marijn P. Smit
Marijn P. Smit
Trustee, President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, Post-Effective Amendment No. 2 to this Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the dates indicated:

/s/ Marijn P. Smit Marijn P. Smit	Trustee, President and Chief Executive Officer	August 7, 2019

/s/ Sandra N. Bane Sandra N. Bane*	Trustee	August 7, 2019

/s/ Leo J. Hill Leo J. Hill*	Trustee	August 7, 2019

/s/ David W. Jennings David W. Jennings*	Trustee	August 7, 2019

/s/ Fredric A. Nelson III Fredric A. Nelson III*	Trustee	August 7, 2019

/s/ John E. Pelletier John E. Pelletier*	Trustee	August 7, 2019

/s/ Patricia L. Sawyer Patricia L. Sawyer*	Trustee	August 7, 2019

/s/ John W. Waechter John W. Waechter*	Trustee	August 7, 2019

/s/ Alan F. Warrick Alan F. Warrick*	Trustee	August 7, 2019

/s/ Vincent J. Toner Vincent J. Toner	Vice President, Treasurer, Principal Financial Officer and Principal Accounting Officer	August 7, 2019

*By:	/s/ Rhonda A. Mills Rhonda A. Mills**	Assistant General Counsel, and Secretary	August 7, 2019

**	Attorney-in-fact pursuant to power of attorney previously filed.

WASHINGTON, DC 20549

SECURITIES AND EXCHANGE COMMISSION

Exhibits Filed With

Registration Statement on

Form N-14

Transamerica Funds

EXHIBIT INDEX

Exhibit Number	Description of Exhibit

(12)	Opinion of Counsel as to Tax Matters